Statements of Operations (unaudited) - USD ($)	4 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2017	Jul. 31, 2017	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016	Oct. 31, 2016
Revenue
Product sales and services - related parties		$ 124,295	$ 201,429	$ 221,299
Total revenue		316,161	494,425	682,489
Cost of revenue		80,756	86,366	223,423
Gross income		235,405	408,059	459,066
Operating expenses
General and administrative expenses		129,537	178,783	201,173	$ 79,224
Depreciation and amortization
Administrative and officer compensation		190,044	309,098	348,496
Legal					118,087
Total operating expenses		319,581	487,881	549,669	197,311
Income (Loss) from operations		(84,176)	(79,822)	(90,604)	(197,311)
Other income (expense)
Interest expense				3,436
Total other income (expense)				3,436
Net income (loss)		$ (84,176)	$ (79,822)	$ (94,040)	$ (197,311)
Basic and diluted net loss per common shares (in dollars per share)		$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted (in shares)		31,515,000	31,537,712	31,645,000	25,019,266
Product [Member]
Revenue
Total revenue		$ 191,866	$ 292,996	$ 461,190
Predecessor [Member]
Revenue
Product sales and services - related parties	$ 59,363					$ 323,019
Total revenue	147,288					615,807
Cost of revenue						9,769
Gross income	147,288					606,038
Operating expenses
General and administrative expenses	76,905					152,976
Depreciation and amortization	4,638					13,914
Administrative and officer compensation	129,819					428,441
Total operating expenses	211,362					595,331
Income (Loss) from operations	(64,074)					10,707
Other income (expense)
Interest expense	(2,867)					(8,558)
Total other income (expense)	(2,867)					(8,558)
Net income (loss)	$ (66,941)					$ 2,149
Basic and diluted net loss per common shares (in dollars per share)	$ (55.78)					$ 1.79
Weighted average number of common shares outstanding - basic and diluted (in shares)	1,200					1,200
Predecessor [Member] | Product [Member]
Revenue
Total revenue	$ 87,925					$ 292,788